Consolidated Statements Of Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities
Net (loss) income attributable to Arcos Dorados Holdings Inc	$ (51,633)	$ (109,333)	$ 53,854
Non-cash charges and credits:
Depreciation and amortization	110,715	116,811	114,860
Loss from derivative instruments	2,894	685	4,141
Amortization and accrual of letter of credit fees and deferred financing costs	3,982	4,195	4,363
Gain of property and equipment sales	(10,942)	(890)	(8,919)
Net income attributable to non-controlling interests	264	305	18
Deferred income taxes	(9,057)	7,419	9,113
Foreign currency exchange results	23,239	55,894	23,350
Accrued net share-based compensation expense	4,082	9,252	7,027
Loss from purchase, exchange and call of 2019 Notes	0	0	23,467
Impairment of long-lived assets and goodwill	13,022	52,915	2,958
Write-offs and related contingencies of property and equipment	6,038	7,111	6,489
Others, net	3,502	6,339	113
Changes in assets and liabilities:
Accounts payable	25,020	(16,128)	96,957
Accounts and notes receivable and other receivables	2,369	(9,779)	(43,835)
Inventories, prepaid and other assets	(45,900)	53,082	(102,362)
Income taxes payable	15,786	15,884	10,773
Other taxes payable	(2,568)	(27)	13,727
Interest payable	(3,746)	(1,054)	1,492
Accrued payroll and other liabilities and provision for contingencies	24,195	(198)	(9,883)
Others	1,427	608	9,311
Net cash provided by operating activities	112,689	193,091	217,014
Investing activities
Property and equipment expenditures	(90,964)	(169,813)	(313,462)
Purchases of restaurant businesses paid at acquisition date	(1,091)	(825)	(324)
Proceeds from sale of property and equipment and related prepayments	19,738	3,237	7,751
Proceeds from sales of restaurant businesses	3,861	1,938	6,452
Loans collected from / (granted to) related parties	9,702	(2,500)	(2,000)
Other investing activity	(1,361)	(1,001)	(9,072)
Net cash used in investing activities	(60,115)	(168,964)	(310,655)
Financing activities
Dividend payments to Arcos Dorados Holdings Inc.’ shareholders	(12,509)	(50,036)	(37,527)
Net collection (payment) of derivative instruments	19,817	0	(9,975)
Issuance of other long-term debt	0	33,267	8,483
Net short-term borrowings	(29,043)	26,296	8,743
Other financing activities	(8,818)	(8,343)	(8,825)
Net cash (used in) provided by financing activities	(42,263)	1,184	102,302
Effect of exchange rate changes on cash and cash equivalents	(36,822)	(61,929)	(17,864)
Decrease in cash and cash equivalents	(26,511)	(36,618)	(9,203)
Cash and cash equivalents at the beginning of the year	139,030	175,648	184,851
Cash and cash equivalents at the end of the year	112,519	139,030	175,648
Supplemental cash flow information:
Interest	64,229	71,369	61,771
Income tax	11,191	13,139	25,422
Non-cash investing and financing activities:
Issuance of 2023 Notes as consideration for the exchange of 2019 Notes	0	0	98,767
Dividend declared pending of payment	0	12,509	12,509
Seller financing pending of payment and settlement of franchise receivables related to purchases of restaurant businesses	2,113	1,864	3,711
Year 2023 [Member]
Financing activities
Issuance of 2023 Notes	0	0	378,409
Partial Redemption Of 2019 Notes [Member]
Financing activities
Purchase and call of Notes	0	0	(237,006)
Year 2016 [Member]
Financing activities
Purchase and call of Notes	$ (11,710)	$ 0	$ 0